
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/1998


Institutional Investment Manager:

EQUITRUST INVESTMENT MANAGEMENT SERVICES, INC.
5400 UNIVERSITY AVENUE
WEST DES MOINES                                   IA            50266-5997


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2054

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION

13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended September 30, 1998

(Please read instructions before preparing form.)

If amended report check here:  [ ]

EquiTrust Investment Management Services, Inc.
Name of Institutional Investment Manager

5400 University Avenue       West Des Moines    Iowa       50266-5997
Business Address	(Street)	(City)		(State)		Zip

Dennis M. Marker, (515) 225-5522, Investment Vice President, Administration
Name, Phone No., and Title of Person Duly Authorized to Submit this Report


ATTENTION
International misstatements or omissions of facts constitute Federal Criminal
Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).


	The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.  It is
 understood	that all required items, statements and schedules are considered an integral part of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
	Pursuant to the requirements of Securities Exchange Act of 1934, th undersigned institutional investment manager has caused this report to be signed on its behalf in the City of West Des Moines and State of Iowa on the 30th day of October, 1998

						EquiTrust Investment Management Services, Inc

						(Name of Institutional Investment Manager)
						/s/ Dennis M. Marker
						(Manual Signature of Person Duly Authorized to	Submit this Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):  (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:			  13F File No.:		Name:			  13F File No.:
1							6
2							7
3							8
4							9
5							10


FORM 13F




					Item 6:					Item 8:
						Investment			Voting Authority
						Discretion			(Shares)
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	(a)	(b)  Shrd	(C)	Item 7:			(C)
	Title		Total		Sole	defined	Shrd-		(a)	(b)	None
Name of Issuer	of Class	Cusip	Mkt Value	Shares		Instr. V	Other	Mgrs	Sole	Shrd
ALLIED GROUP INC	COM	019220102	"264,292.94"	"5,499"	x				x
ALLIED HEALTHCARE PRODUCTS	COM	019222108	"207,200.00"	"118,400"	x				x
ALLIED-SIGNAL INC	COM	019512102	"1,874,662.78"	"52,994"	x				x
ALLSTATE CORP.	COM	020002101	"1,915,332.32"	"45,945"	x				x
ALUMINUM COMPANY OF AMERICA	COM	022249106	"1,761,723.00"	"24,813"	x				x
AMERICAN EXPRESS COMPANY	COM	025816109	"1,950,250.66"	"25,124"	x				x
AMERICAN INT'L GROUP INC	COM	026874107	"2,548,007.00"	"33,091"	x				x
AMOCO CORP	COM	031905102	"2,080,437.01"	"38,616"	x				x
ASHLAND OIL CO	COM	044204105	"315,286.25"	"6,817"	x				x
AT&T CORPORATION	COM	001957109	"2,191,873.84"	"37,508"	x				x
AVALON BAY COMMUNITIES INC	COM	053373106	"243,615.20"	"7,100"	x				x
BANKERS TRUST NEW YORK CORP	COM	066365107	"218,300.00"	"3,700"	x				x
BARRICK GOLD CORP	COM	067901108	"14,018,000.00"	"700,900"	x				x
BELL ATLANTIC CORP	COM	077853109	"2,236,553.25"	"46,174"	x				x
BENHAM TARGET MATURITIES TRUST	MF	081880700	"258,215.98"	"11,737"	x				x
BETHLEHEM STEEL CORPORATION	COM	087509105	"1,089,899.25"	"132,109"	x				x
BFC CAPITAL TRUST I	DEB CONV	05539CAC6	"5,600,000.00"	"5,000,000"	x				x
BIOFIELD CORP	COM	090591108	"735,483.76"	"392,258"	x				x
BOEING COMPANY	COM	097023105	"1,333,555.45"	"38,865"	x				x
BRADLEY REAL ESTATE INC	COM	104580105	"281,400.00"	"13,400"	x				x
BRISTOL-MYERS SQUIBB CO	COM	110122108	"3,250,041.04"	"31,288"	x				x
CALIFORNIA MICROWAVE	DEB CONV	130442AA4	"1,635,950.00"	"2,500,000"	x				x
CATERPILLAR INC	COM	149123101	"1,854,468.53"	"41,615"	x				x
CBS CORPORATION	COM	12490K107	"1,538,056.25"	"63,425"	x				x
CENTRAL & SOUTH WEST CORP	COM	152357109	"217,550.00"	"7,600"	x				x
CFB CAPITAL I	PFD	125198200	"4,844,175.00"	"184,540"	x				x
CFB CAPITAL II INC.	PFD	12519P202	"1,147,107.50"	"45,430"	x				x

CHEVRON CORPORATION	COM	166751107	"1,935,623.22"	"23,026"	x				x
CHRYSLER CORP	COM	171196108	"406,937.50"	"8,500"	x				x
CITIZENS UTILITIES CO	COM	177342201	"3,965,358.12"	"488,044"	x				x
COCA-COLA COMPANY	COM	191216100	"2,009,153.32"	"34,866"	x				x
COLGATE PALMOLIVE CO	COM	194162103	"440,000.00"	"6,400"	x				x
COLONIAL TAX EXEMPT INSD A	MF	196095301	"137,619.12"	"15,818"	x				x
COMCAST CABLE COMM DEB CONV	20029PAH2	"4,947,080.00"	"4,000,000"	x				x
COMMERCE SECURITY BANCORP INC	COM	200699106	"1,894,950.00"	"315,825"	x				x
COMPAQ COMPUTER CORP	COM	204493100	"461,725.01"	"14,600"	x				x
CONSOLIDATED EDISON NY	PFD	209111871	"2,212,135.00"	"21,500"	x				x
CONSUMER PORTFOLIO SVC DEB CONV 210502AB6	"2,107,500.00"	"3,000,000"	x				x
CRYSTAL OIL	WAR	229385117	0.00	"293,300"	x				x
CRYSTAL OIL	WAR	229385125	0.00	"251,399"	x				x
CRYSTAL OIL	WAR	229385133	0.00	"435,163"	x				x
CRYSTAL OIL	WAR	229385141	0.00	"435,163"	x				x
CRYSTAL OIL	WAR	229385158	0.00	"435,163"	x				x
CYPRUS AMAX MINERALS CO	PFD CONV	232809202	"2,497,500.00"	"60,000"	x				x
DANIELSON HOLDING CORP	COM	236274106	"1,045,187.50"	"238,900"	x				x
DE BEERS CONS MINES	COM	240253302	"565,312.50"	"45,000"	x				x
DIAMOND OFFSHORE DRILL	DEB CONV	25271CAA0	"9,455,500.00"	"10,000,000"	x				x
DIAMOND OFFSHORE DRILL	COM	25271C102	"520,000.00"	"20,000"	x				x
DISNEY (WALT) COMPANY	COM	254687106	"1,973,311.94"	"77,958"	x				x
DU PONT (E.I.) DE NEMOURS	COM	263534109	"1,926,827.41"	"34,331"	x				x
DURA PHARMACEUTICALS	DEB CONV	26632SAA7	"4,384,992.50"	"6,350,000"	x				x
DURR-FILLAUER MEDICAL	DEB CONV	266890AB8	"200,740.00"	"200,000"	x				x
EASTMAN CHEMICAL	COM	277432100	"1,200,715.22"	"23,806"	x				x
EASTMAN KODAK CO	COM	277461109	"1,765,894.91"	"22,841"	x				x
EL PASO ENER CAP TRUST 4.75%	PFD CONV	283678209	"1,376,250.00"	"30,000"	x				x
ENRON CAPITAL	PFD	P37307108	"1,527,500.00"	"61,100"	x				x
EQUITABLE OF IOWA CAPITAL	PFD	294513205	"4,913,811.00"	"181,993"	x				x
EQUITABLE RESOURCES	PFD	294550207	"2,500,000.00"	"100,000"	x				x
EQUITRUST MONEY MARKET FUND	MF	294938105	"1,812,017.27"	"1,812,017"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937404	"787,351.95"	"75,129"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937800	"1,021,842.34"	"94,967"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937859	"982,866.33"	"27,196"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937875	"795,214.67"	"70,373"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937883	"996,197.67"	"95,057"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937107	"917,575.89"	"93,440"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937701	"1,516,089.11"	"154,703"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937206	"1,910,601.65"	"1,910,602"	x				x
"EQUITRUST SERIES FUND, INC"	MF	294937867	"500,000.00"	"500,000"	x				x
EQUITY INCOME FD UNIT SELECT10	COM	294710488	"130,673.70"	"145,193"	x				x
EQUITY INCOME FD UNIT SELECT10	COM	294710611	"143,163.88"	"152,302"	x				x
EQUITY INCOME FD UNIT SELECT10	COM	294710660	"173,920.32"	"181,167"	x				x
EXXON CORPORATION	COM	302290101	"2,114,187.99"	"30,122"	x				x
FED HOME LOAN MTG CORP	COM	313400301	"267,975.00"	"5,400"	x				x
FEDERAL NATL MORTGAGE ASSOC	COM	313586109	"687,475.00"	"10,700"	x				x
FORD MOTOR CO	COM	345370100	"2,389,775.97"	"50,914"	x				x
FPL GROUP INC	COM	302571104	"536,589.90"	"7,700"	x				x
FRANCO NEVADA MINING CORP	COM	351860101	"342,360.00"	"10,800"	x				x
FUISZ TECHNOLOGIES LTD COM	359536109	"4,462,840.00"	"557,855"	x				x
GALAGEN INC	COM	362913105	"271,800.01"	"150,000"	x				x
GENERAL ELECTRIC COMPANY	COM	369604103	"2,643,225.48"	"33,222"	x				x
GENERAL GROWTH PROP INC PFD CONV	370021206	"18,312,166.32"	"730,660"	x				x
GENERAL MOTORS CORPORATION	COM	370442105	"1,399,398.53"	"25,589"	x				x
GLAMIS GOLD LTD	COM	376775102	"2,888,450.00"	"1,127,200"	x				x
GLOBAL INDUSTRIES LTD	COM	379336100	"809,375.00"	"70,000"	x				x
GLOBAL MARINE INC	COM	379352404	"1,718,812.50"	"154,500"	x				x

GOODYEAR TIRE & RUBBER CO.	COM	382550101	"1,732,159.66"	"33,716"	x				x
GTE CORP	COM	362320103	"553,135.00"	"10,057"	x				x
HARRIS PREFERRED CAPITAL	PFD	414567206	"1,012,500.00"	"40,000"	x				x
HEARTLAND EXPRESS INC	COM	422347104	"1,589,775.00"	"96,350"	x				x
HON INDUSTRIES	COM	438092108	"1,503,376.88"	"63,635"	x				x
HOWELL CORP	COM	443051107	"525,200.01"	"83,200"	x				x
HOWELL CORP	PFD CONV	443051206	"6,544,596.25"	"199,835"	x				x
HVIDE CAPITAL TRUST	PFD CONV	448513408	"1,130,000.00"	"40,000"	x				x
ILLINOIS TOOL WORKS	COM	452308109	"201,650.00"	"3,700"	x				x
IMAGE GUIDED TECHNOLOGIES INC	COM	451922108	"169,452.22"	"208,685"	x				x
"ING GROUP, N.V."	COM	456837103	"2,584,105.88"	"58,897"	x				x
INPUT/OUTPUT INC	COM	457652105	"396,875.00"	"50,000"	x				x
INT'L BUSINESS MACHINES CORP	COM	459200101	"2,822,272.00"	"22,049"	x				x
INTEL CORP	COM	458140100	"291,550.00"	"3,400"	x				x
INTERNATIONAL PAPER COMPANY	COM	460146103	"1,653,042.82"	"35,454"	x				x
IRT PROPERTY COMPANY	COM	450058102	"225,787.50"	"22,300"	x				x
J P MORGAN & CO	COM	616880100	"1,332,505.40"	"15,746"	x				x
JOHNSON & JOHNSON	COM	478160104	"2,834,215.00"	"36,220"	x				x
KAMAN CORP	DEB CONV	483548AC7	"129,310.00"	"134,000"	x				x
LEE ENTERPRISES	COM	523768109	"1,328,000.00"	"51,200"	x				x
LEHMAN BROTHERS HOLDINGS INC	COM	524908100	"995,106.25"	"35,225"	x				x
LUCENT TECHNOLOGIES INC	COM	549463107	"2,708,700.41"	"39,221"	x				x
MARKETSPAN CORP	PFD	57061V206	"1,605,000.00"	"60,000"	x				x
MATRIX SERVICE CO	COM	576853105	"2,595,703.15"	"553,750"	x				x
MBIA INC	COM	55262C100	"295,278.50"	"5,500"	x				x
MCDONALDS CORPORATION	COM	580135101	"2,059,159.14"	"34,499"	x				x
"MCI WORLDCOM, INC"	COM	55268B106	"547,155.62"	"11,195"	x				x
MEDTRONIC INC	COM	585055106	"382,800.00"	"6,600"	x				x
MERCK & CO. INC.	COM	589331107	"2,857,112.30"	"22,052"	x				x
MICROSOFT CORP	COM	594918104	"1,034,582.80"	"9,400"	x				x
MIDAMERICAN ENERGY CO	PFD	595620204	"1,635,450.00"	"15,000"	x				x
MINNESOTA MINING & MFG COMPANY	COM	604059105	"1,552,669.40"	"21,071"	x				x
MOBIL CORPORATION	COM	607059102	"2,019,026.36"	"26,588"	x				x
MORGAN STANLEY DEAN WITTER & C	COM	617446448	"1,485,914.73"	"34,506"	x				x
MORGAN STANLEY DEAN WITTER & C	PFD	617446521	"1,444,500.00"	"27,000"	x				x
NABORS INDUSTRIES INC	DEB CONV	629568AA4	"4,114,440.00"	"4,000,000"	x				x
NB CAPITAL CORP	PFD	62874N607	"1,611,818.00"	"61,100"	x				x
NEW PLAN REALTY TRUST	PFD	648059301	"8,710,000.00"	"160,000"	x				x
NEWMONT MINING CORP	COM	651639106	"1,595,650.00"	"65,800"	x				x
NIPSCO INDUSTRIES INC	COM	629140104	"216,975.00"	"6,600"	x				x
NOKIA CORP	COM	654902204	"516,450.00"	"6,600"	x				x
NWPS CAPITAL FINANCING I	PFD	629470204	"423,762.50"	"16,700"	x				x
OCEANEERING INTL INC.	COM	675232102	"541,500.00"	"38,000"	x				x
OFFSHORE LOGISTICS	COM	676255102	"1,704,375.00"	"135,000"	x				x
ONCOR INC	COM	682311105	0.00	"191,448"	x				x
OTTER TAIL POWER CO	COM	689648103	"3,994,503.75"	"107,235"	x				x
PACE HEALTH MGMT SYSTEMS, INC COM 693723108 "30,623.25"	"471,127"	x				x
PACIFICORP	PFD	695114652	"1,251,800.00"	"11,000"	x				x
PARKER DRILLING CORP	DEB CONV	701081AD3	"3,591,100.00"	"5,000,000"	x				x
PARKER DRILLING CORP	COM	701081101	"518,750.00"	"100,000"	x				x
PEPSICO INC	COM	713448108	"2,185,263.47"	"74,234"	x				x
PETROLEUM GEO - SVCS ADR	COM	716597109	"793,750.00"	"50,000"	x				x
PFIZER INC	COM	717081103	"370,125.00"	"3,500"	x				x
PHILIP MORRIS COMPANIES INC	COM	718154107	"2,606,400.57"	"56,584"	x				x
PIONEER HI-BRED INTERNATIONAL	COM	723686101	"1,977,885.00"	"75,348"	x				x
PRAXAIR,INC. COM	74005P104	"1,305,636.89"	"39,943"	x				x
PRESTON CORP	DEB CONV	741130AA6	"235,620.00"	"306,000"	x				x
PRIDE INTERNATIONAL INC	DEB CONV	741932AA5	"5,711,552.00"	"6,400,000"	x				x

PRIDE INTERNATIONAL INC	COM	741932107	"862,400.00"	"107,800"	x				x
PRIDE PETROLEUM SVCS INC	DEB CONV	741541AA4	"276,000.00"	"300,000"	x				x
PROCTER & GAMBLE CO.	COM	742718109	"1,982,845.11"	"27,952"	x				x
PROVIDENT T-FUND	MF	898330$M8	"6,108,501.76"	"6,108,502"	x				x
PROVIDENT T-FUND	MF	898330204	"126,484,186.06"	"126,484,186"	x				x
QUANTUM HEALTHCARE RES DEB CONV 74763LAA3	"2,033,685.00"	"2,250,000"	x				x
RAYTHEON CO	COM	755111309	"625,946.79"	"12,081"	x				x
ROHN INDUSTRIES INC	COM	775381106	"883,500.00"	"456,000"	x				x
SAN JUAN BASIN ROYALTY TR	COM	798241105	"146,259.71"	"21,084"	x				x
SANTA FE INTERNATIONAL CORP	COM	G7805C108	"922,500.00"	"60,000"	x				x
SAVOY PICTURES	DEB CONV	805375AA0	"955,000.00"	"1,000,000"	x				x
SBC COMMUNICATIONS INC	COM	78387G103	"219,656.26"	"4,950"	x				x
SCANA CORP	COM	805898103	"402,744.00"	"12,000"	x				x
SEARS ROEBUCK AND CO	COM	812387108	"1,353,949.27"	"30,641"	x				x
SIMON PROPERTY GROUP INC	COM	828806109	"243,950.00"	"8,200"	x				x
SOUTHERN CO	COM	842587107	"391,512.10"	"13,300"	x				x
SOUTHLAND CORP	COM	844436402	"2,425,000.00"	"970,000"	x				x
STERLING CAPITAL TRUST	PFD	85916N202	"707,385.00"	"26,948"	x				x
STORAGE USA INC	COM	861907103	"227,800.00"	"6,700"	x				x
SUPER VALU STORES INC	COM	868536103	"1,158,140.16"	"49,680"	x				x
TAYLOR CAPITAL GROUP INC	PFD	876851205	"7,612,500.00"	"290,000"	x				x
TECK CORP	DEB CONV	878742AB1	"1,976,250.00"	"3,000,000"	x				x
TECO ENERGY INC	COM	872375100	"237,064.60"	"8,300"	x				x
TEXACO INC	COM	881694103	"2,264,962.21"	"36,131"	x				x
TEXTRON CAPITAL	PFD	883198202	"551,125.80"	"21,800"	x				x
TIME WARNER INC	PFD	887315836	"11,087,500.00"	"10,000"	x				x
TITAN PHARMACEUTICALS, INC	COM	888314101	"459,747.05"	"150,146"	x				x
TRANSOCEAN OFFSHORE INC	COM	893817106	"1,866,187.50"	"53,800"	x				x
TRIZEC HAHN CORP	DEB CONV	896938AA5	"2,702,628.00"	"3,700,000"	x				x
UNION CARBIDE CORPORATION	COM	905581104	"1,608,390.15"	"37,296"	x				x
UNION PLANTERS CORP	COM	908068109	"478,179.00"	"9,516"	x				x
UNITED TECHNOLOGIES CORP.	COM	913017109	"1,862,705.55"	"24,369"	x				x
UNITED WATER RESOURCES	PFD	913190302	"1,804,050.00"	"17,100"	x				x
USX US STEEL GROUP	COM	902905827	"1,892,752.38"	"53,411"	x				x
UTS INSRD MCPL INC TR LT 220S	MF	45808K211	"207,125.00"	500	x				x
VARCO INTERNATIONAL INC	COM	922126107	"586,250.00"	"70,000"	x				x
VBC CAPITAL I	PFD	91819N109	"1,242,000.00"	"46,000"	x				x
VENATOR GROUP, INC. COM	922944103	"667,452.04"	"76,829"	x				x
WAL-MART STORES	COM	931142103	"2,531,268.01"	"46,339"	x				x
WALLACE COMPUTER SVCS INC	COM	932270101	"1,187,462.50"	"66,200"	x				x
WESTERN GAS RESOURCES INC	PFD	958259202	"479,605.00"	"19,300"	x				x
WESTERN RESOURCES	COM	959425109	"347,550.00"	"8,400"	x				x
WINTRUST CAPITAL TRUST	PFD	97650Q200	"3,325,000.00"	"133,000"	x				x
WINTRUST FINANCIAL CORP	COM	97650W108	"289,800.00"	"16,800"	x				x
WISCONSIN ENERGY CORP	COM	976657106	"333,452.53"	"10,565"	x				x
			"454,312,624.01"


Name, Title and Telephone Number of Person Submitting Report:

    DENNIS M. MARKER               INVESTMENT VP, ADMINISTRATIO 515-225-5522


Signature, Place and Date of Signing:

/s/ DENNIS M. MARKER               WEST DES MOINES              IA    10/30/1998




                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
